COMMITMENTS AND CONTINGENCIES - Additional Information - 5 Guarantees (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD ($)	Dec. 31, 2018 USD ($) Agreement	Dec. 31, 2018 PHP (₱) Agreement	Dec. 31, 2018 MOP (MOP$) Agreement
Commitments And Contingencies [Line Items]
Amount of promissory note issued to a bank for bank guarantee to Macau Government under gaming subconcession			$ 68,184		MOP$ 550,000,000
Melco Resorts Leisure (PHP) Corporation [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees			$ 1,897	₱ 100,000,000
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Number of deeds of guarantee with third parties | Agreement			2	2	2
Aggregate amount of deeds of guarantee with third parties to guarantee certain payment obligations			$ 35,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 25,538	$ 200,000,000
Credit facility utilized			$ 638
Credit facility, maturity date			Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2017
Studio City [Member] | Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments And Contingencies [Line Items]
Credit facility, maturity date			Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2019